Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Amounts and Balances

The amounts and balances related to these transactions for the periods presented are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Related party:
Revenue	$2,000,916	$758,396	$3,824,844	$2,390,883
Direct costs of revenue	94,579	139,732	294,921	377,967

	September 30, 2012	December 31, 2011
Related party:
Accounts receivable	$2,142,346	$3,355,171

The main sources of income of the Company are fees and commissions related to client consulting and advisory services, property development, management and leasing. Revenue associated with transactions with properties where certain officers of the Company have, or the Company itself has, an ownership interest in, or can significantly influence decision-making on behalf of the property, is related party revenue.

	For the Year Ended December 31,
	2011	2010
Revenue
Unrelated party	$2,237,073	$1,660,546
Related party	8,342,278	4,846,625

Total revenue	$10,579,351	$6,507,171

	For the Year Ended December 31,
	2011	2010
Direct costs of revenue
Unrelated party	$310,696	$193,397
Related party	443,715	627,419

Total direct costs of revenue	$754,411	$820,816

	December 31, 2011	December 31, 2010
Accounts Receivable
Unrelated party	$205,786	$284,883
Related party	3,355,171	301,662

Total accounts receivable	$3,560,957	$586,545

Related Party Debt

As of December 31, 2010 total interest accrued for all notes due BOCO was $3,155. These notes were repaid in full during the year ended December 31, 2011.

	GDBA	BOCO	Total
Related party debt as of December 31, 2010:
Subordinated notes	$505,854	$2,580,041	$3,085,895
Promissory notes	247,018	—	247,018
Line of credit	—	—	—
Accrued interest	593	3,155	3,748

Total related party debt	$753,465	$2,583,196	$3,336,661

Related party debt as of December 31, 2011	$—	$—	$—